INVENTORY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVENTORY
Amount of inventory recognized as an expense	$ 42,977	$ 36,070
Wrote down material and supplies inventory	$ 156	$ 270